Investments (Fixed Maturities Securities Excluding Investments Classified as Trading) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 1,990,718	$ 1,762,211
Allowance for Credit Loss	363	1,558
Fair Value	1,719,488	1,935,598
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,990,718	1,762,211
Gross Unrealized Gains	3,421	181,663
Gross Unrealized Losses	274,288	6,718
Allowance for Credit Loss	363	1,558
Fair Value	1,719,488	1,935,598
Fixed maturities | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	62,210	12,832
Gross Unrealized Gains	0	673
Gross Unrealized Losses	1,074	0
Allowance for Credit Loss	0	0
Fair Value	61,136	13,505
Fixed maturities | Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	165,109	161,812
Gross Unrealized Gains	421	17,198
Gross Unrealized Losses	6,315	0
Allowance for Credit Loss	0	0
Fair Value	159,215	179,010
Fixed maturities | Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	87,853	93,062
Gross Unrealized Gains	1	8,731
Gross Unrealized Losses	15,891	1,002
Allowance for Credit Loss	0	0
Fair Value	71,963	100,791
Fixed maturities | U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,062,342	908,129
Gross Unrealized Gains	1,943	117,450
Gross Unrealized Losses	180,880	2,994
Allowance for Credit Loss	0	0
Fair Value	883,405	1,022,585
Fixed maturities | U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	186,123	190,157
Gross Unrealized Gains	141	13,128
Gross Unrealized Losses	13,465	52
Allowance for Credit Loss	358	1,558
Fair Value	172,441	201,675
Fixed maturities | Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	138,717	105,346
Gross Unrealized Gains	28	8,481
Gross Unrealized Losses	25,783	644
Allowance for Credit Loss	0	0
Fair Value	112,962	113,183
Fixed maturities | Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	133,074	138,753
Gross Unrealized Gains	523	6,620
Gross Unrealized Losses	21,562	2,015
Allowance for Credit Loss	0	0
Fair Value	112,035	143,358
Fixed maturities | Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	18,358	16,685
Gross Unrealized Gains	272	596
Gross Unrealized Losses	256	4
Allowance for Credit Loss	0	0
Fair Value	18,374	17,277
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	124,486	132,961
Gross Unrealized Gains	0	8,401
Gross Unrealized Losses	8,595	7
Allowance for Credit Loss	0	0
Fair Value	115,891	141,355
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	12,446	2,474
Gross Unrealized Gains	92	385
Gross Unrealized Losses	467	0
Allowance for Credit Loss	5	0
Fair Value	$ 12,066	$ 2,859